Advances from Officers	12 Months Ended
Jun. 30, 2022
Advances from Officers [Abstract]
Advances from Officers

Note 3 – Advances from Officers

During the twelve months ended December 31, 2020, in an effort to carry the Company forward with limited cash flow, two officers provided advances to pay for miscellaneous Company expenses. The amounts recorded for December 31, 2020 were $16,616 and were repaid during the six months ended June 30, 2021.